                             INVESTORS CASH TRUST
                      SEMI-ANNUAL REPORT TO SHAREHOLDERS
                              SEPTEMBER 30, 1995

DEAR SHAREHOLDERS:

We are pleased to provide you with the Investors Cash Trust semi-annual report for the six-month period ended September 30, 1995.

Your fund's management greatly appreciates your decision to invest in Investors Cash Trust. During the past six months, each of the fund's Portfolios -- Government Securities and Treasury, registered solid performance and achieved its objective of providing maximum current income from high quality money market securities while maintaining stability of principal.

ECONOMIC REVIEW AND OUTLOOK

The momentum of the 1994 economic expansion has continued on into 1995, as evidenced by growth in personal income, consumer spending, construction spending and hiring during the six-month period ended September 30, 1995.

It was over a year ago that the Federal Reserve Board initiated a series of rate hikes intended to slow economic growth and keep inflation in check. While other markets reacted negatively to the rising rate environment, it had a positive effect on the short-term money markets. Investors Cash Trust took advantage of rising interest rates by investing in high quality, short-term money market instruments.

Looking ahead, we anticipate the economy will grow at a moderate pace with some signs of acceleration. Inflation should not become a problem, and we anticipate an extended period of interest rate stability. While investments in other markets may remain volatile, money market funds such as Investors Cash Trust should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your fund's management thanks you for the vote of confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

/s/ Frank Rachwalski

Frank Rachwalski
Vice President and Portfolio Manager
October 12, 1995

Frank Rachwalski is Senior Vice President of Kemper Financial Services, Inc. and Vice President and Portfolio Manager of Investors Cash Trust. Mr. Rachwalski holds a B.B.A. and a M.B.A. degree from Loyola University.

PORTFOLIO RESULTS

For the six months ended September 30, 1995, the Fund's two Portfolios had the following net annualized yields:

Investors Cash Trust Government Securities Portfolio had a net annualized yield of 5.74%.

Investors Cash Trust Treasury Portfolio had a net annualized yield 5.66%.

An investment in Investors Cash Trust is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.

STATISTICAL NOTE

Each Portfolio's net annualized yield for the six months ended September 30, 1995, is the annualized sum of the daily dividend rates for the period. Yields are historical and may not represent future yields, which will fluctuate.

Investors Cash Trust
------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 1995
(Value in thousands)
------------------------------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO


                                                                        Value
    U.S. TREASURY NOTES - 1.5%
       5.75%, 5/15/96
       (average maturity: 227 days)                                   $ 3,028
    ---------------------------------------------------------------------------
    SHORT-TERM NOTES
    ---------------------------------------------------------------------------
    Federal Farm Credit Banks
      5.81%, 8/1/96                                                     3,798
    ---------------------------------------------------------------------------
    Federal Home Loan Bank
(a)   5.82%, 11/2/95                                                    3,101
      5.74% - 5.99%, 5/15/96                                            9,406
    ---------------------------------------------------------------------------
    Federal Home Loan Mortgage Corporation
      5.62% - 5.65%, 10/13/95-11/30/95                                 41,827
(a)   5.70%, 11/15/95                                                   3,000
    ---------------------------------------------------------------------------
    Federal National Mortgage Association
(a)   6.12% - 6.35%, 10/1/95                                            7,000
      5.60% - 5.79%, 10/11/95 - 6/21/96                                38,670
    ---------------------------------------------------------------------------
    TOTAL SHORT-TERM NOTES - 51.6%
    (average maturity: 70 days)                                       106,802
    ---------------------------------------------------------------------------

(b) REPURCHASE AGREEMENTS
    (Dated 9/95, collateralized by Federal Home Loan
    Mortgage Corporation and Federal National
    Mortgage Association Securities)
    ---------------------------------------------------------------------------
    Bear, Stearns & Co., Inc.
      5.85%, 10/4/95                                                   20,000
    ---------------------------------------------------------------------------
    CS First Boston, Inc.
      5.80%, 10/3/95                                                   30,000
    ---------------------------------------------------------------------------
    Lehman Government Securities, Inc.
      5.85%, 10/4/95                                                   10,000
    ---------------------------------------------------------------------------
    Merrill Lynch Government Securities, Inc.
     (held at Chemical Bank)
      6.30%, 10/2/95                                                    4,000
    ---------------------------------------------------------------------------
    Nikko Securities International, Inc.
      6.05%, 10/6/95                                                   10,000
    ---------------------------------------------------------------------------
    Nomura Securities International, Inc.
      5.85%, 10/5/95                                                   17,000
    ---------------------------------------------------------------------------
    TOTAL REPURCHASE AGREEMENTS - 44.0%
    (average maturity: 3 days)                                         91,000
    ---------------------------------------------------------------------------


                                     (2)

Investors Cash Trust
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 1995
(Value in thousands)
-------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO


                                                                        Value
TOTAL INVESTMENTS - 97.1%
(average maturity: 42 days)                                           $200,830
-------------------------------------------------------------------------------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 2.9%                                                  5,927
-------------------------------------------------------------------------------
NET ASSETS - 100%                                                     $206,757
===============================================================================

See accompanying Notes to Portfolios of Investments.




                                     (3)

Investors Cash Trust
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 1995
(Value in thousands)
-------------------------------------------------------------------------------
TREASURY PORTFOLIO


                                                                        Value
    U.S. TREASURY NOTES - 16.3%
       5.60% - 5.75%, 5/15/96
    (average maturity: 227 days)                                      $ 11,935
    ---------------------------------------------------------------------------
(b) REPURCHASE AGREEMENTS
    (Dated 9/95, collateralized by U.S. Treasury Securities)
    ---------------------------------------------------------------------------
    Bear, Stearns & Co., Inc.
      5.70%, 10/3/95                                                     3,500
    ---------------------------------------------------------------------------
    Chase Manhattan Corporation
      5.80%, 10/4/95                                                     3,500
    ---------------------------------------------------------------------------
    Donaldson, Lufkin & Jenrette Securities Corporation
      5.77%, 10/2/95                                                     3,500
    ---------------------------------------------------------------------------
    First National Bank of Chicago
      6.15%, 10/2/95                                                     1,300
    ---------------------------------------------------------------------------
    Goldman, Sachs & Co.
      5.70%, 10/3/95                                                     3,500
    ---------------------------------------------------------------------------
    J.P. Morgan Securities Inc.
      5.74%, 10/3/95                                                    11,000
    ---------------------------------------------------------------------------
    Lehman Government Securities Inc.
      5.80%, 10/5/95                                                     3,500
    ---------------------------------------------------------------------------
    Merrill Lynch Government Securities Inc.
      (held at Chemical Bank)
      5.75%, 10/3/95                                                    11,000
    ---------------------------------------------------------------------------
    Nikko Securities International Inc.
      5.80%, 10/4/95                                                     3,500
    ---------------------------------------------------------------------------
    Nomura Securities International, Inc.
      5.71%, 10/3/95                                                    11,000
    ---------------------------------------------------------------------------
    UBS Securities Inc.
      6.00%, 10/6/95                                                     3,500
    ---------------------------------------------------------------------------
    TOTAL REPURCHASE AGREEMENTS - 80.5%
    (average maturity: 2 days)                                          58,800
    ---------------------------------------------------------------------------
    TOTAL INVESTMENTS - 96.8%
    (average maturity: 40 days)                                         70,735
    ---------------------------------------------------------------------------
    CASH AND OTHER ASSETS,
    LESS LIABILITIES - 3.2%                                              2,348
    ---------------------------------------------------------------------------
    NET ASSETS - 100%                                                 $ 73,083
    ===========================================================================


    See accompanying Notes to Portfolios of Investments.

                                     (4)

Investors Cash Trust

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at September 30, 1995. The date shown represents the demand date or next rate change date.

(b) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.


                                     (5)

Investors Cash Trust
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995
(in thousands)
-------------------------------------------------------------------------------

                                       GOVERNMENT
                                       SECURITIES    TREASURY
ASSETS                                 PORTFOLIO     PORTFOLIO
--------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                 $109,830       11,935
--------------------------------------------------------------
  Repurchase agreements                   91,000       58,800
--------------------------------------------------------------
Cash                                       6,252        2,438
--------------------------------------------------------------
Interest receivable                          580          249
--------------------------------------------------------------
    Total assets                         207,662       73,422
--------------------------------------------------------------


Liabilities and Net Assets
--------------------------------------------------------------
Payable for:
  Dividends                                  850          313
--------------------------------------------------------------
  Management fee                              11            1
--------------------------------------------------------------
  Administrative services                     18            6
--------------------------------------------------------------
  Other                                       26           19
--------------------------------------------------------------
     Total liabilities                       905          339
--------------------------------------------------------------

Net assets applicable to shares
outstanding                             $206,757       73,083
==============================================================

THE PRICING OF SHARES
--------------------------------------------------------------
Shares outstanding, no par value         206,757       73,083
--------------------------------------------------------------
Net asset value and
redemption price per share                 $1.00         1.00
==============================================================



See accompanying Notes to Financial Statements.




                                      (6)

Investors Cash Trust
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Six months ended September 30, 1995
(in thousands)
------------------------------------------------------------------------------

                                                   GOVERNMENT
                                                   SECURITIES     TREASURY
                                                   PORTFOLIO     PORTFOLIO
                                                   ---------     ---------
Interest income                                       $6,102         2,145
------------------------------------------------------------------------------
Expenses:
     Management fee                                      153            55
------------------------------------------------------------------------------
     Administrative service fee                          102            36
------------------------------------------------------------------------------
     Custodian and transfer agent
     fees and related expenses                             9             4
------------------------------------------------------------------------------
     Registration costs                                   26            18
------------------------------------------------------------------------------
     Professional fees                                    12             4
------------------------------------------------------------------------------
     Reports to shareholders                               4             1
------------------------------------------------------------------------------
     Trustees' fees and other                             16             8
------------------------------------------------------------------------------
                                                         322           126
------------------------------------------------------------------------------
     Less expenses waived by
     the investment manager                              (68)          (35)
------------------------------------------------------------------------------
           Total expenses waived
           by the Portfolio                              254            91
------------------------------------------------------------------------------
Net investment income                                 $5,848         2,054
==============================================================================




See accompanying Notes to Financial Statements.


                                     (7)

Investors Cash Trust
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

(in thousands)
------------------------------------------------------------------------------

                                                               GOVERNMENT SECURITIES                TREASURY
                                                                     PORTFOLIO                     PORTFOLIO
                                                               ---------------------      -------------------------
                                                                 SIX                           SIX
                                                                MONTHS          YEAR          MONTHS          YEAR
                                                                ENDED           ENDED          ENDED          ENDED
                                                             SEPTEMBER 30,    MARCH 31,   SEPTEMBER 30,     MARCH 31,
                                                                 1995           1995           1995           1995
                                                             -------------    ---------   -------------     ---------
Operations:
     Net investment income                                    $ 5,848          6,514          2,054          1,810
---------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
investment income                                              (5,848)        (6,514)        (2,054)        (1,810)
---------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number
of shares are the same):
     Shares sold                                              170,544        142,655         86,524        139,626
---------------------------------------------------------------------------------------------------------------------
     Shares issued in reinvestment of dividends                 5,631          5,997          2,054          1,560
---------------------------------------------------------------------------------------------------------------------
                                                              176,175        148,652         88,578        141,186

     Less shares redeemed                                     145,442        102,239         80,884        104,480
---------------------------------------------------------------------------------------------------------------------
Net increase from capital share transactions
and total increase in net assets                               30,733         46,413          7,694         36,706
---------------------------------------------------------------------------------------------------------------------
Net assets:
Beginning of period                                           176,024        129,611         65,389         28,683
---------------------------------------------------------------------------------------------------------------------
End of period                                                $206,757        176,024         73,083         65,389
=====================================================================================================================





See accompanying Notes to Financial Statements.

Investors Cash Trust

NOTES TO FINANCIAL STATEMENTS

1.  DESCRIPTION OF THE FUND

The Fund currently offers two series of shares (Portfolios) -- the Government Securities Portfolio and the Treasury Portfolio. The Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts.

2.  SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES

Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS

Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securites, minus all expenses of the Portfolio.

FEDERAL INCOME TAXES

Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies during the six months ended September 30, 1995.

3.  TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT

The Fund has a management agreement with Kemper Financial Services, Inc. (KFS) and pays a management fee at an annual rate of .15 of 1% of average daily net assets. During the six months ended September 30, 1995, the Fund incurred management fees of $208,000.

ADMINISTRATIVE SERVICES AGREEMENT

The Fund also has an administrative services agreement with Kemper Distribution, Inc. (KDI). For its services as primary administrator, the Fund pays KDI an annual fee of .10% of average daily net assets. For the six months ended September 30, 1995, the Fund incurred administrative services fees of $138,000. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. KDI pays these firms at an annual rate ranging between .05% and .10% of average daily net assets. During the six months ended September 30, 1995, KDI paid fees of $69,000 to various firms pursuant to service agreements, including $47,000 paid to affiliated dealers.

SHAREHOLDER SERVICES AGREEMENT

Pursuant to a service agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. During the six months ended September 30, 1995, the transfer agent remitted shareholder services fees to KSvC of $2,000.


                                     (9)

Investors Cash Trust


OFFICERS AND TRUSTEES

Certain officers or trustees of the Fund are also officers or directors of KFS. During the six months ended September 30, 1995, the Fund made no payments to its officers and incurred trustees' fees of $5,000 to independent trustees.

EXPENSE WAIVER

KFS has agreed to temporarily waive its management fee and reimburse or pay operating expenses of each Portfolio to the extent that they exceed .25% of average daily net assets of such Portfolio on an annual basis. Under this agreement, KFS waived $103,000 of expenses during the six months ended September 30, 1995.



                                     (10)

Investors Cash Trust
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO                SIX MONTHS
                                                  ENDED                   YEAR ENDED MARCH 31,
                                             SEPT. 30, 1995    1995         1994         1993        1992
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period            $   1.00       1.00         1.00         1.00         1.00
----------------------------------------------------------------------------------------------------------
Net investment income and dividends declared         .03        .05          .03          .03          .05
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $   1.00       1.00         1.00         1.00         1.00
----------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                   2.91       4.74         3.00         3.12         5.11
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses after expense absorption                    .25        .25          .25          .38          .40
----------------------------------------------------------------------------------------------------------
Net investment income                               5.70       4.72         2.96         3.13         4.74
----------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                             .31        .33          .43          .56          .51
----------------------------------------------------------------------------------------------------------
Net investment income                               5.64       4.64         2.78         2.95         4.63
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)      $206,757    176,024      129,611      129,025      104,959
==========================================================================================================

TREASURY PORTFOLIO                              SIX MONTHS                                       DEC. 17, 1991
                                                  ENDED             YEAR ENDED MARCH 31,              TO
                                             SEPT. 30, 1995    1995         1994         1993    MARCH 31, 1992
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $    1.00       1.00         1.00         1.00          1.00
-----------------------------------------------------------------------------------------------------------
Net investment income and dividends declared         .03        .05          .03          .03           .01
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    1.00       1.00         1.00         1.00          1.00
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                   2.87       4.69         2.96         3.09          1.10
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses after expense absorption                    .25        .25          .23          .37           .40
-----------------------------------------------------------------------------------------------------------
Net investment income                               5.63       4.76         2.92         2.97          3.76
-----------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                             .35        .39          .61          .78           .70
-----------------------------------------------------------------------------------------------------------
Net investment income                               5.53       4.62         2.54         2.56          3.46
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)     $  73,083     65,389       28,683       20,275         4,723
===========================================================================================================

NOTE:

KFS has agreed to temporarily waive its management fee and reimburse or pay certain operating expenses. The Other Ratios to Average Net Assets are computed without this expense waiver or reimbursement. Ratios have been determined on an annualized basis. Total return is not annualized.

                                     (11)

SPECIAL SHAREHOLDERS MEETING

On September 19, 1995 the results of the proxy solicitation were announced at a joint special shareholders meeting. Investors Cash Trust shareholders were asked to vote on three separate issues: election of nine Trustees to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors and approval of a new investment management agreement with Kemper Financial Services, Inc., or its successor on the same terms as the current agreement.
We are pleased to report that all nominees were elected and all other items were approved. Following are the results for each issue:

1)Election of Trustees

                        For              Withheld
David W. Belin          220,198,162             0
Lewis A. Burnham        220,198,162             0
Donald L. Dunaway       220,198,162             0
Robert B. Hoffman       220,198,162             0
Donald R. Jones         220,198,162             0
David B. Mathis         220,198,162             0
Shirley D. Peterson     220,198,162             0
William P. Sommers      220,198,162             0
Stephen B. Timbers      220,198,162             0

2)Ratification of the selection of Ernst & Young LLP as independent auditors for the fund

For                     Against         Abstain
211,095,463             96,656          7,996,043

3)Approval of new investment management agreement

Government Securities Portfolio
For                     Against         Abstain
167,007,862             53,975                  0

Treasury Portfolio

For                     Against         Abstain
 52,120,863                  0              5,460



                                     (12)

                              INVESTMENT MANAGER
                       Kemper Financial Services, Inc.


                            PRINCIPAL UNDERWRITER
                          Kemper Distributors, Inc.
                           120 South LaSalle Street
                              Chicago, IL  60603


This report is not to be distributed unless preceded or accompanied by a prospectus.



1005510 11/95